CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)													1 Months Ended														3 Months Ended	12 Months Ended
	Jul. 02, 2024	May 13, 2024	Apr. 05, 2024	Mar. 15, 2024	Mar. 12, 2024	Jan. 04, 2024	Nov. 02, 2023	Sep. 12, 2023	May 15, 2023	May 03, 2023	Mar. 01, 2023	Dec. 04, 2019	Oct. 18, 2024	Aug. 21, 2024	Jul. 26, 2024	Jun. 19, 2024	May 24, 2024	Apr. 24, 2024	Feb. 28, 2024	Jan. 30, 2024	Jan. 23, 2024	Jun. 23, 2023	May 16, 2023	Sep. 16, 2021	Jul. 21, 2021	Jan. 17, 2020	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 17, 2019
Accrued interest																												$ 300,283	$ 368,881
Convertible promissory note																												717,059	$ 330,000
Outstanding advances debt balance																												$ 205,000
Common shares issued, shares																												5,000	1,625
Common stock value																												$ 12,064	$ 13,040
Additional interest expense against issuing shares																												229,448	148,662
Debt discount																												48,750	$ 25,513
Shares issued on commitments, amounts																												$ 0
Common stock, shares issued																												12,063,844	13,039,755
Convertible Promissory Note Three [Member]
Interest rate																							10.00%
Debt holder exercised the convertible option		$ 50,000
Accrued interest		5,000
Maturity date																							May 16, 2024
Description of conversion of debt																							The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock
Convertible promissory note																							$ 50,000
Common stock shares converted																							22,000
Outstanding debt balance																												$ 0
Convertible Promissory Note [Member]
Interest rate	12.00%		12.00%	12.00%	12.00%	10.00%					8.00%			12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	10.00%
Debt holder exercised the convertible option											$ 10,000
Maturity date	Nov. 05, 2024		Apr. 05, 2025	Mar. 15, 2025	Mar. 12, 2025	Jan. 04, 2025					Mar. 01, 2024			Aug. 20, 2025		Jun. 19, 2025	May 24, 2025	Apr. 24, 2025	Feb. 28, 2025	Jan. 30, 2025
Outstanding balance of notes payable				$ 10,000	$ 10,000														$ 50,000									0
Description of conversion of debt	The note shall be convertible into shares of common stock equal to 70% of the lowest closing price on the primary trading market on which the Company’s common stock is quoted for the last five (5) trading days immediately prior to but not including the conversion date, which is subject to a floor conversion price of $20.00 per share		The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock	The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock	The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock					The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $5.00 per share of common stock			The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock		The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock	The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock	The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock
Convertible promissory note	$ 75,000		$ 100,000	$ 10,000	$ 10,000	$ 10,000					$ 10,000		$ 10,000	$ 100,000	$ 50,000	$ 10,000	$ 100,000	$ 40,000	$ 50,000	$ 25,000
Common stock shares converted			40,000	4,000	4,000	4,000					2,000			40,000		4,000	40,000	16,000	20,000	10,000
Outstanding debt balance				$ 0	$ 0														$ 0									0
Additional interest expense against issuing shares																												246,243	$ 135,989
Convertible Promissory Note [Member] | April 5, 2024 [Member]
Outstanding debt balance																												0
Convertible Promissory Note [Member] | April 24, 2024 [Member]
Outstanding debt balance																												0
Convertible Promissory Note [Member] | May 24, 2024 [Member]
Outstanding debt balance																												0
Convertible Promissory Note [Member] | June 19, 2024 [Member]
Outstanding debt balance																												0
Convertible Promissory Note [Member] | July 26, 2024 [Member]
Convertible promissory note															$ 160,000
Outstanding debt balance																												135,000
Convertible Promissory Note [Member] | August 21, 2024 [Member]
Outstanding debt balance																												0
Convertible Promissory Note One [Member]
Interest rate										10.00%
Debt holder exercised the convertible option										$ 25,000
Maturity date										May 03, 2024
Description of conversion of debt										The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock
Convertible promissory note										$ 25,000
Common stock shares converted										10,000
Outstanding debt balance																												0	0
Convertible Promissory Note Two [Member]
Interest rate									10.00%
Debt holder exercised the convertible option		50,000
Accrued interest		$ 5,000
Maturity date									May 15, 2024
Description of conversion of debt									The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $02.50 per share of common stock
Convertible promissory note									$ 50,000
Common stock shares converted									22,000
Outstanding debt balance																												0
Convertible Promissory Note Four [Member]
Interest rate																						10.00%
Maturity date																						Jun. 23, 2024
Description of conversion of debt																						The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock
Convertible promissory note																						$ 150,000
Outstanding debt balance																												0
Convertible Promissory Note Five [Member]
Interest rate								10.00%
Maturity date								Sep. 11, 2024
Description of conversion of debt								The note carried a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock
Convertible promissory note								$ 10,000
Common stock shares converted								4,000
Outstanding debt balance																												$ 0	0
Convertible Promissory Note Six [Member]
Interest rate							10.00%
Maturity date							Jan. 02, 2024																					Dec. 31, 2024
Description of conversion of debt							The note carries a prepayment feature or is convertible 14 days from the date of the note, at a fixed price of $2.50 per share of common stock
Convertible promissory note							$ 25,000
The Hillyer Group Inc [Member]
Interest rate																									8.00%	8.00%
Maturity date																									Jul. 21, 2022	Jan. 17, 2021
Description of conversion of debt																									The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $0.50 or if publicly traded at the rate of the lessor of $5.00 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion	The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $0.50 or if publicly traded at the rate of the lessor of $0.50 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion
Convertible promissory note																									$ 26,250	$ 157,500
Common shares issued, shares																										40,000
Common stock value																																	$ 20,000
Original discount fees																									1,250	$ 7,500
Additional interest expense against issuing shares																													703
Debt discount																									$ 3,000
Common stock, shares issued																									6,000
Balance of interest expense																									$ 0
David Stoccardo [Member]
Interest rate												8.00%
Maturity date												Dec. 04, 2020																Dec. 31, 2024
Outstanding balance of notes payable																												$ 189,000
Description of conversion of debt												The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $0.005 or if publicly traded at the rate of the lessor of $0.05 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion
Original discount fees												$ 9,000
Balance of note payable																												0	0
Debt discount																											$ 0
Shares issued on commitments,shares												500,000
Shares issued on commitments, amounts												$ 25,000
Amortized of debt																														$ 0	$ 23,288	$ 1,712
The Hillyer Group Inc One [Member]
Accrued interest																					$ 218,216
Outstanding balance of notes payable																												26,250
Outstanding debt balance																					371,500
Outstanding advances debt balance																					205,000
Aggregate balance																					$ 794,716
Amortization expense																												5,000
Common shares issued, shares																					5,000
Common stock value, debt discount																					$ 5,000
Interest expense of OID																												0	$ 0
Stout LLC [Member]
Interest rate																								12.00%
Maturity date																								Sep. 16, 2022
Outstanding balance of notes payable																												$ 20,000
Description of conversion of debt																								The note carries a prepayment feature or is convertible 180 days from the date of the note, at a fixed price of $0.50 per share of common stock or if publicly traded at the rate of the lessor of $0.50 or the lowest of 65% of the lowest closing bid price for 3 trading days previous to the conversion
Convertible promissory note																								$ 20,000
Default rate of interest																												18.00%